Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 1, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Preliminary Proxy Statement of

AST Moderate Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of the AST Moderate Asset Allocation Portfolio (the Portfolio) of the Advanced Series Trust, we are hereby filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of the Portfolio scheduled for March 22, 2013. These materials include the Notice of Meeting, proxy statement, and the voting instruction card.

If there are any questions with respect to this filing, please call me at 973-367-5401.

Sincerely,

/s/ Amanda S. Ryan

Amanda S. Ryan